Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net profit	€ 132,414	€ 125,232
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	61,967	53,504
Loss on disposal of property, plant and equipment	223	54
Finance cost, net	42,954	50,390
Net exchange differences	23,360	8,351
Gain from bargain purchase	(12,291)
Non-cash operating items	220	243
Income tax expense	58,389	63,731
Income tax paid	(65,445)	(113,596)
Changes in working capital
Inventories and right to return assets	(90,366)	(68,756)
Trade and other receivables	(152,446)	(134,730)
Trade and other payables and accrued liabilities	11,833	(4,971)
Other	(10,512)	(9,385)
Net cash flows provided by (used in) operating activities	300	(29,933)
Cash flows from investing activities
Interest received, net of taxes withheld	1,695	3,161
Purchases of property, plant and equipment	(58,430)	(33,541)
Proceeds from sales of property, plant and equipment	25	19
Purchases of intangible assets	(1,227)	(6,094)
Initial direct costs of right-of-use assets	(632)	(1,430)
Acquisition of subsidiary, net of cash acquired	(2,213)
Receipt of government grant	623	1,888
Net cash flows used in investing activities	(60,159)	(35,997)
Cash flows from financing activities
Repayment of loans and borrowings	(2,604)	(4,205)
Payment of transaction costs related to refinancing		(250)
Interest paid	(22,135)	(26,294)
Payments of lease liabilities	(25,100)	(20,599)
Interest portion of lease liabilities	(4,633)	(4,636)
Payment of tax receivable agreement liability	(14,627)
Net cash flows used in financing activities	(69,099)	(55,984)
Net decrease in cash and cash equivalents	(128,958)	(121,914)
Cash and cash equivalents at beginning of period	329,067	355,843
Net foreign exchange difference	1,358	1,470
Cash and cash equivalents at end of period	€ 201,467	€ 235,399